BUSINESS ACQUISITIONS AND DISPOSALS - Acquisition of Bashkortostan Cellular Communication (Details) - RUB (₽) ₽ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase price allocation
Goodwill		₽ 34,281	₽ 33,685	₽ 34,468
Bashkortostan Cellular Communication OJSC (BCC)
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired	100.00%
Contingent consideration payable due (in months)	12 months
Purchase price allocation
Cash and cash equivalents	₽ 13
Current assets	5
Licenses	260
Goodwill	62
Other non-current assets	21
Current liabilities	(15)
Non-current liabilities	(54)
Contingent consideration	72
Cash paid	220
Consideration transferred	₽ 292
Average remaining useful life of licenses		15 years
Russia convergent | Bashkortostan Cellular Communication OJSC (BCC)
Purchase price allocation
Goodwill		₽ 62